Condensed Combined Statements of Cash Flows - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Mar. 31, 2026	May 31, 2026	May 31, 2025	May 31, 2024
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (12,647)	$ (24,856)	$ (32,817)	$ (55,379)			$ (72,730)	$ (75,295)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	15,191	14,404	44,641	66,355			80,656	57,884
Stock-based compensation			243	(1,529)			(1,463)	10,135
Lease expense			15,741	23,359			30,922	13,441
Loss on abandonment of assets	107		598
Gain on abandonment of assets							(414)
Changes in operating assets and liabilities:
Accounts receivable			(6,926)	(12,918)			(3,788)
Prepaid expenses and other current assets			(336)	(336)			111	(333)
Other assets			43	402			581	(581)
Deferred revenue			(3,442)	(26,926)			(27,584)	31,178
Accounts payable			(166)	(1,139)			(9,014)	10,441
Accrued liabilities			3,242	(1,163)			(1,008)	1,570
Lease assets and liabilities			92,285	1,854			(3,491)	1,368
CASH FLOW PROVIDED BY (USED IN) OPERATING ACTIVITIES			113,106	(7,420)			(7,222)	49,808
CASH FLOW FROM INVESTING ACTIVITIES
Purchases of property and equipment			(24,271)	(858)			(1,376)	(11,234)
Finance lease prepayments				(1,991)				(46,378)
CASH FLOW USED IN INVESTING ACTIVITIES			(24,271)	(2,849)			(1,376)	(57,612)
CASH FLOW FROM FINANCING ACTIVITIES
Repayment of finance leases			(74,915)	(86,058)	$ (89,500)	$ (89,500)	(114,743)	(44,861)
Proceeds from issuance of SAFE agreement included in long-term debt				12,000			12,000
Net transactions with parent company			(16,211)	84,340			113,739	52,665
CASH FLOW (USED IN) PROVIDED BY FINANCING ACTIVITIES			(91,126)	10,282			10,996	7,804
NET (DECREASE) INCREASE IN CASH			(2,291)	13			2,398
CASH, BEGINNING OF PERIOD			2,398		$ 2,398	$ 2,398
CASH, END OF PERIOD	$ 107	$ 13	107	13			2,398
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid			7,897	13,348			17,270	9,514
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Operating right-of-use assets obtained by lease obligation							20,280	158,508
Finance right-of-use assets obtained by lease obligation			5,895	64,788			64,358	263,593
Property and equipment in accounts payable and accrued liabilities				(25)			1,387	1,172
Net assets contributed by parent company			$ 74,991	$ 8,376			$ (1,186)	$ 50,064